Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 156,000	$ 60,000	$ 206,000
Other accounts receivables		19,000	13,000
Other accounts receivables	37,000	19,000
Inventory Advance	7,000
Total current assets	200,000	79,000	356,000
Non-current assets
Property and equipment, net	2,000	2,000	2,000
Intangible assets, net	142,000	124,000	148,000
Total non-current assets	144,000	126,000	150,000
Total assets	344,000	205,000	506,000
Current liabilities
Trade payables	65,000	67,000	30,000
Other accounts payable and related party payables	595,000	340,000	65,000
Short-term loans from related party	78,000	80,000	89,000
Convertible loans from related party		36,000	32,000
Convertible loans	781,000	693,000
Short-term loans		693,000	112,000
Convertible loans at fair value	1,925,000	1,528,000	1,933,000
Warrants liability		24,000	260,000
Financial liability at fair value	183,000	24,000
Total current liabilities		2,768,000	2,521,000
Non-current liabilities
Convertible loan – net of current maturities			415,000
Total non current liabilities			415,000
Total liabilities	3,627,000	2,768,000	2,936,000
AppYea Inc. Stockholders’ Deficiency:
Convertible preferred stock, $0.0001 par value
Common stock, $0.0001 par value	26,000	21,000	21,000
Stock Payables	468,000	27,000
Additional Paid in Capital	2,833,000	1,912,000	768,000
Accumulated deficit	(6,596,000)	(4,509,000)	(3,205,000)
Total AppYea Inc. stockholders’ deficiency	(3,269,000)	(2,549,000)	(2,416,000)
Non-controlling interests	(14,000)	(14,000)	(14,000)
Total Deficiency	(3,283,000)	(2,563,000)	(2,430,000)
Total liabilities and deficiency	$ 344,000	205,000	506,000
Related Party [Member]
Current assets
Other accounts receivables			$ 137,000